STATEMENT OF INVESTMENTS
BNY Mellon International Small Cap Fund

January 31, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 94.8%
Australia - 6.8%
Abacus Property Group	333,117		813,542
Adairs	61,277	[a]	134,815
Ansell	45,057	[a]	855,435
Beach Energy	157,531	[a]	166,657
Charter Hall Retail REIT	255,238		731,549
Cromwell Property Group	271,958		162,410
GrainCorp, Cl. A	59,793		309,202
JB Hi-Fi	24,925	[a]	816,441
Pendal Group	51,943		178,024
Premier Investments	9,767		201,413
Shopping Centres Australasia Property Group	76,147		152,742
Silver Lake Resources	124,123	[a]	130,135
			4,652,365
Austria - 2.5%
BAWAG Group	24,532	[a,b]	1,473,225
Wienerberger	6,450	[a]	233,086
			1,706,311
Canada - 5.7%
Aecon Group	18,219		248,816
Air Canada	7,080	[a]	127,325
Baytex Energy	73,212	[a]	271,849
Canada Goose Holdings	4,556	[a]	139,782
Capital Power	14,924		463,517
Finning International	25,003		697,090
Hudbay Minerals	23,249	[a]	166,985
International Petroleum	90,897	[a]	596,175
Parex Resources	15,110		321,421
SunOpta	42,875	[a]	224,665
The Descartes Systems Group	4,799	[a]	349,142
Torex Gold Resources	31,771	[a]	311,424
			3,918,191
Denmark - 3.7%
Pandora	10,048		1,089,315
Scandinavian Tobacco Group	66,379	[a,b]	1,430,783
			2,520,098
Finland - .7%
TietoEVRY	7,063	[a]	210,413
Valmet	7,657	[a]	291,562
			501,975

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 94.8% (continued)
France - 10.7%
Alten	6,744	[a]	1,099,034
Casino Guichard Perrachon	12,757	[a]	282,155
Covivio	3,619	[a]	301,879
Eiffage	13,585	[a]	1,424,893
Klepierre	26,747	[a]	709,374
Korian	4,562	[a]	100,034
Lagardere	13,253	[a]	360,055
Maisons du Monde	9,931	[a,b]	226,491
Mercialys	27,663	[a]	305,856
Nexity	19,947	[a]	833,131
Teleperformance	3,121	[a]	1,175,951
Ubisoft Entertainment	3,504	[a]	200,415
Unibail-Rodamco-Westfield	3,876	[a]	295,932
			7,315,200
Georgia - .7%
Bank of Georgia Group	22,472	[a]	445,346
Germany - 7.6%
AURELIUS Equity Opportunities & Co.	11,254	[a]	355,698
Deutz	146,142	[a]	992,558
DWS Group GmbH & Co.	34,988	[b]	1,400,087
GFT Technologies	13,943	[a]	686,843
Hornbach Holding & Co.	1,278	[a]	194,325
Rheinmetall	6,227	[a]	645,641
Stroeer SE & Co.	12,097	[a]	901,259
			5,176,411
Hong Kong - .7%
Hysan Development	60,000	[a]	184,062
SITC International Holdings	75,000		284,674
			468,736
Ireland - 1.4%
Grafton Group	19,156	[a]	299,417
ICON	2,602	[a]	691,403
			990,820
Italy - 6.1%
ANIMA Holding	128,814	[a,b]	650,697
Buzzi Unicem	27,400	[a]	570,396
Iren	42,974	[a]	129,467
Italgas	276,195	[a]	1,829,289
Unipol Gruppo	171,725	[a]	963,403
			4,143,252
Japan - 18.4%
Anritsu	49,500		681,733
Beenos	5,300		83,839
FCC	29,000		373,107

Description	Shares		Value ($)
Common Stocks - 94.8% (continued)
Japan - 18.4% (continued)
Hanwa	7,500		206,893
Internet Initiative Japan	51,700		1,711,032
Invincible Investment	700		220,426
Itochu Techno-Solutions	4,200		114,584
Jeol	2,400		131,344
Kamigumi	6,600		127,470
Kanamoto	31,000		604,781
Kenedix Retail REIT	175		408,665
Kyoei Steel	8,300		112,713
NICHIAS	29,500		671,383
Nihon Kohden	11,300		300,170
Nishi-Nippon Financial Holdings	25,600		181,228
Nissha	18,800		239,714
Rengo	34,100		253,779
Rohto Pharmaceutical	27,100		749,517
Roland DG	11,700		277,271
Saizeriya	9,800		227,240
Sanwa Holdings	126,500		1,373,666
SCREEN Holdings	12,400		1,244,154
Seino Holdings	7,700		76,462
Tamron	15,800		344,470
TechnoPro Holdings	6,200		157,505
TIS	6,600		173,503
Tomy	16,700		163,186
UACJ	8,600		198,065
Yamato Kogyo	17,000		522,170
Zeon	52,700		607,197
			12,537,267
Jersey - .5%
Centamin	275,384	[a]	330,293
Jordan - 1.1%
Hikma Pharmaceuticals	25,927	[a]	728,634
Luxembourg - 2.8%
Aperam	8,388		474,626
Eurofins Scientific	14,168	[a]	1,421,117
			1,895,743
Malaysia - .2%
Frencken Group	129,900	[a]	159,489
Netherlands - 3.6%
Aegon	72,788	[a]	411,682
Arcadis	7,381	[a]	324,399
ASM International	3,483	[a]	1,209,849
PostNL	118,669	[a]	509,382
			2,455,312

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 94.8% (continued)
Singapore - .4%
BW LPG	24,105	[b]	129,068
IGG	216,000	[a]	135,380
			264,448
South Africa - .5%
Investec	62,218		356,292
South Korea - 2.5%
CJ ENM	907		93,927
Dentium	3,167		148,682
DGB Financial Group	23,320		179,569
DL E&C	1,708	[a]	167,875
Dl Holdings	1,362		64,343
Hyundai Wia	1,590		90,555
Kumho Petrochemical	1,871		232,314
Posco International	14,081		239,832
Seegene	1,476		66,399
SM Entertainment	8,154	[a]	410,241
			1,693,737
Spain - 1.9%
Almirall	51,252	[a]	660,303
Indra Sistemas	23,997	[a]	243,958
Laboratorios Farmaceuticos ROVI	5,410	[a]	397,517
			1,301,778
Sweden - 2.6%
Getinge, Cl. B	10,228		400,917
Intrum	25,265		761,568
Inwido	14,495	[a]	253,092
LeoVegas	34,558	[b]	126,033
Scandic Hotels Group	50,738	[a,b]	214,513
			1,756,123
Switzerland - 2.7%
ALSO Holding	595	[a]	167,682
Galenica	14,922	[a,b]	1,052,149
Medmix	1,472	[a,b]	63,308
Sulzer	1,472	[a]	140,571
VAT Group	1,111	[a,b]	452,023
			1,875,733
United Kingdom - 10.7%
Capricorn Energy	266,994	[a]	740,613
Entain	44,280	[a]	956,710
Frasers Group	41,572	[a]	412,782
Future	24,653		1,047,559
Halfords Group	46,065		202,979
Halma	8,796		298,141
IG Group Holdings	55,080		606,217

Description		Shares		Value ($)
Common Stocks - 94.8% (continued)
United Kingdom - 10.7% (continued)
Man Group		366,303	[a]	959,363
Provident Financial		53,624	[a]	226,489
Tate & Lyle		111,690		1,067,913
Vistry Group		56,890	[a]	791,445
				7,310,211
United States - .3%
Nexteer Automotive Group		167,000	[a]	183,258
Total Common Stocks (cost $55,084,039)				64,687,023

Exchange-Traded Funds - .3%
United States - .3%
iShares MSCI EAFE Small-Cap ETF (cost $233,091)		3,343		229,464
	Preferred Dividend Yield (%)
Preferred Stocks - 1.1%
Germany - 1.1%
Sartorius	0.19	1,082	[a]	579,251
Schaeffler	3.99	24,809	[a]	182,252
Total Preferred Stocks (cost $639,984)				761,503
	1-Day Yield (%)
Investment Companies - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $56,393)	0.09	56,393	[c]	56,393
Total Investments (cost $56,013,507)		96.3%		65,734,383
Cash and Receivables (Net)		3.7%		2,521,859
Net Assets		100.0%		68,256,242

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, these securities were valued at $7,218,377 or 10.58% of net assets.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon International Small Cap Fund

January 31, 2022 (Unaudited)

The following is a summary of the inputs used as of January 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	4,013,419	60,673,604	††	-	64,687,023
Equity Securities - Preferred Stocks	-	761,503	††	-	761,503
Exchange-Traded Funds	229,464	-		-	229,464
Investment Companies	56,393	-		-	56,393

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At January 31, 2022, accumulated net unrealized appreciation on investments was $9,720,876, consisting of $12,410,538 gross unrealized appreciation and $2,689,662 gross unrealized depreciation.

At January 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.